Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (5,801)	$ 1,513	$ 219
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	5,523	4,771	4,992
Amortization of debt costs	555	706	830
Other operating activities, net	316	93	195
(Increase) decrease in:
Accounts receivable	(1,753)	401	940
Inventories	(14,470)	5,225	(3,357)
Prepaids and other current assets	(18)	(300)	41
(Decrease) increase in:
Accounts payable	(3,138)	(2,212)	(3,435)
Accrued liabilities and other long-term liabilities	(331)	(4,021)	4,158
Net cash (used in) provided by operating activities	(19,117)	6,176	4,583
Cash flows (used in) from investing activities:
Additions to property and equipment	(6,595)	(6,254)	(4,511)
Proceeds from sale of assets held for sale		60
Other investing activities, net	(253)	(84)	(61)
Net cash used in investing activities	(6,848)	(6,278)	(4,572)
Cash flows provided by (used in) from financing activities:
Increase in bank indebtedness	9,819	6,159	638
Repayment of obligations under capital leases	(1,024)	(2,406)	(1,937)
Proceeds from stock rights offering, net of costs		3,593
Proceeds from private placement, net of costs	4,861
Proceeds from stock option exercise	74		1
Payment of loan origination fees and costs	(891)		(1,907)
Repayment of long-term debt	(3,017)	(6,481)	(2,429)
Increase in long-term debt	14,828		5,502
Other financing activities	(21)	(27)	(62)
Net cash provided by (used in) financing activities	24,629	838	(194)
Effect of exchange rate on cash	(162)	(37)	(32)
Net (decrease) increase in cash and cash equivalents	(1,498)	699	(215)
Cash and cash equivalents, beginning of year	3,826	3,127	3,342
Cash and cash equivalents, end of year	2,328	3,826	3,127
Supplemental disclosure of cash flow information:
Interest paid	8,525	8,261	9,066
Non-cash transactions:
Property and equipment additions acquired through capital leases	4,055	160	81
Property and equipment additions included in accounts payable and accrued liabilities	742	732	558
Conversion of debentures into Class A voting shares	$ 4,861